Document and Entity Information	Aug. 14, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001107421
Document Type	8-K
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	Alaunos Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	8030 El Rio Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	(346)
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false